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The Gabelli Dividend Growth Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 94.5%
Automotive — 1.1%
2,000 PACCAR Inc. ............................................ $ 194,740
Business Services — 4.4%
4,000 Fidelity National Information Services Inc. . 298,720
1,500 Visa Inc., Cl. A .......................................... 525,690
824,410
Cable and Satellite — 3.1%
400 Netflix Inc.† .............................................. 373,012
19,000 Warner Bros Discovery Inc.† .................... 203,870
576,882
Computer Software and Services — 3.9%
2,200 Alphabet Inc., Cl. C ................................... 343,706
700 Apple Inc. ................................................ 155,491
15,000 Hewlett Packard Enterprise Co. ................. 231,450
730,647
Consumer Products — 1.1%
6,500 Edgewell Personal Care Co. ...................... 202,865
Diversified Industrial — 6.8%
5,000 Carrier Global Corp. .................................. 317,000
10,000 GXO Logistics Inc.† .................................. 390,800
1,600 Honeywell International Inc. ...................... 338,800
3,000 Textron Inc. .............................................. 216,750
1,263,350
Electronics — 1.8%
2,100 WESCO International Inc. ......................... 326,130
Energy — 6.9%
2,000 Chevron Corp. .......................................... 334,580
8,000 Halliburton Co. ......................................... 202,960
1,000 National Fuel Gas Co. ................................ 79,190
9,000 PPL Corp. ................................................ 324,990
8,000 Schlumberger NV ..................................... 334,400
1,276,120
Entertainment — 2.6%
1,000 Madison Square Garden Sports Corp.† ..... 194,720
1,400 Take-Two Interactive Software Inc.† .......... 290,150
484,870
Environmental Services — 2.0%
1,500 Republic Services Inc. .............................. 363,240
Financial Services — 20.6%
1,300 American Express Co. ............................... 349,765
4,500 American International Group Inc. ............. 391,230
7,000 Bank of America Corp. .............................. 292,110
9,000 Citigroup Inc. ........................................... 638,910
2,300 JPMorgan Chase & Co. ............................. 564,190
3,000 Morgan Stanley ........................................ 350,010
2,500 The PNC Financial Services Group Inc. ...... 439,425
8,000 The St. Joe Co. ......................................... 375,600
Shares
Market
Value
6,000 Wells Fargo & Co. .................................... $ 430,740
3,831,980
Food and Beverage — 6.9%
10,000 Keurig Dr Pepper Inc. ............................... 342,200
9,000 Mondelēz International Inc., Cl. A .............. 610,650
8,000 Nomad Foods Ltd. .................................... 157,200
1,500 The J.M. Smucker Co. .............................. 177,615
1,287,665
Health Care — 13.5%
3,000 Bristol-Myers Squibb Co. .......................... 182,970
3,000 Henry Schein Inc.† ................................... 205,470
7,500 Merck & Co. Inc. ...................................... 673,200
7,000 Moderna Inc.† .......................................... 198,450
14,000 Perrigo Co. plc ......................................... 392,560
1,000 Quest Diagnostics Inc. .............................. 169,200
900 The Cigna Group ...................................... 296,100
3,500 Zimmer Biomet Holdings Inc. ................... 396,130
2,514,080
Machinery — 1.5%
3,800 The Timken Co. ........................................ 273,106
Metals and Mining — 2.6%
10,000 Newmont Corp. ........................................ 482,800
Paper Products — 2.0%
7,000 International Paper Co. ............................. 373,450
Retail — 8.3%
2,600 Amazon.com Inc.† ................................... 494,676
2,000 Beacon Roofing Supply Inc.† .................... 247,400
1,200 Ferguson Enterprises Inc. ......................... 192,276
9,000 The Kroger Co. ......................................... 609,210
1,543,562
Semiconductors — 1.1%
1,100 NXP Semiconductors NV .......................... 209,066
Specialty Chemicals — 1.2%
3,000 DuPont de Nemours Inc. .......................... 224,040
Telecommunications — 1.4%
1,000 T-Mobile US Inc. ...................................... 266,710
Transportation — 1.7%
4,500 Canadian Pacific Kansas City Ltd. .............. 315,945
TOTAL COMMON STOCKS .................. 17,565,658

The Gabelli Dividend Growth Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 5.5%
$ 1,020,000 U.S. Treasury Bills,
4.236% to 4.280%††,
05/01/25 to 06/26/25 ............................ $ 1,014,169
TOTAL INVESTMENTS — 100.0%
(Cost $13,877,813) ............................... $ 18,579,827
† Non-income producing security.
†† Represents annualized yields at dates of purchase.